Capital Stock - Issuance of Warrants (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 29, 2013	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Issuance of stock warrant		$ 1,522,000
Stockholder
Class of Warrant or Right [Line Items]
Amount borrowed under the Promissory Note	10,000,000
Number of shares called by the right	277,777
Exercise price of the right (in usd per right)	18.00
Issuance of stock warrant	1,522,000
Interest expense on the loan from a stockholder		$ 1,522,000